Subordinated indebtedness - Additional Information (Detail) $ in Billions	Apr. 07, 2022 CAD ($)
April Seven Two Thousand And Twenty Two [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 1.0
Borrowings interest rate	4.20%
Borrowings maturity	April 7, 2032
Fixed Interest Rate Till April Seven Two Thousand Twenty Seven [Member] | April Seven Two Thousand And Twenty Two [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	4.20%
Borrowings, interest rate basis	per annum (paid semi-annually)
Daily Compounded CORRA [Member] | April Seven Two Thousand And Thirty Two [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	1.69%
Borrowings, interest rate basis	per annum (paid quarterly)